Document and Entity Information	12 Months Ended
Dec. 31, 2024
Document and Entity Information [Abstract]
Document Type	POS AM
Entity Registrant Name	SOLIGENIX, INC.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0000812796
Amendment Flag	false